Segment reporting	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Segment reporting
5.
Segment reporting
Segment information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses performance indicators such as normalized profit from operations (normalized EBIT) and normalized EBITDA as measures of segment performance and to make decisions regarding the allocation of resources. The organizational structure effective as of 1 January 2019 comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth segment, Global Export and Holding Companies, for all financial reporting purposes
.
On 19 July 2019, AB InBev announced the agreement to divest CUB, its Australian subsidiary, to Asahi. Consequently, as at 31 December 2019, the company classified the assets and liabilities associated with the Australian operations as assets held for sale and liabilities associated with assets held for sale, respectively. In addition, since the results of the Australian operations represented a separate major line of business, these were accounted for as discontinued operations (“profit from discontinued operations”) up to 31 May 2020. The transaction closed on 1 June 2020. Accordingly, the 2019 results (referred to as “
2019 restated
”) have been restated to exclude the results of the Australian operations in accordance with IFRS 5
Non-current
Assets Held for Sale and Discontinued Operations
. See Note 15
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations for more details.
All figures in the tables below are stated in million US dollar, except volume (million hls) and Normalized EBITDA margin (in %). The information presented is for the six-month
period ended 30 June 2020 and 2019, except for segment assets
(non-current)
with comparatives at 31 December 2019
.

	North America		Middle Americas		South America		EMEA		Asia Pacific		Global Export and Holding Companies		Consolidated
	2020	2019	2020	2019	2020	2019	2020	2019 restated	2020	2019 restated	2020	2019 restated	2020	2019 restated
Volume	52	54	52	65	63	67	34	40	39	50	—	—	240	276
Revenue	7 536	7 701	4 246	5 735	3 613	4 769	3 007	3 784	2 609	3 514	287	319	21 298	25 823
Normalized EBITDA	2 986	3 045	2 021	3 036	1 146	1 976	713	1 372	783	1 352	(287)	(335)	7 363	10 446
Normalized EBITDA margin %	39.6%	39.5%	47.6%	52.9%	31.7%	41.4%	23.7%	36.2%	30.0%	38.5%	—	—	34.6%	40.5%
Depreciation, amortization and impairment	(407)	(389)	(486)	(441)	(410)	(462)	(470)	(485)	(311)	(335)	(175)	(155)	(2 261)	(2 265)
Normalized profit from operations (EBIT)	2 579	2 656	1 535	2 595	736	1 514	243	887	472	1 017	(462)	(490)	5 102	8 180
Exceptional items (see Note 7)	(83)	(1)	(51)	(26)	(17)	(13)	(2 587)	(17)	(10)	(4)	(47)	(43)	(2 796)	(103)
Profit from operations (EBIT)	2 496	2 655	1 484	2 569	719	1 501	(2 344)	870	462	1 013	(509)	(533)	2 306	8 077
Net finance income/(cost)													(5 592)	(169)
Share of results of associates and joint ventures													33	62
Income tax expense													(492)	(1 565)
Profit from continuing operations													(3 744)	6 406
Discontinued operations													2 055	236
Profit/(loss)													(1 688)	6 642
Segment assets (non-current)	63 322	63 725	67 989	76 168	10 807	13 452	32 477	39 447	12 751	13 450	1 886	1 592	189 233	207 834
Gross capex	(225)	(182)	(350)	(471)	(387)	(288)	(301)	(425)	(191)	(236)	(126)	(107)	(1 580)	(1 709)
For the
six-month
period ended 30 June 2020, net revenue from the beer business amounted to 19 510m US dollar (30 June 2019: 23 673m US dollar) while the net revenue from the non-beer
business (soft drinks and other business) accounted for 1 807m US dollar (30 June 2019: 2 150m US dollar). Additionally, for the six-month
period ended 30 June 2020, net revenue from the company’s business in the United States amounted to 6 675m US dollar (30 June 2019: 6 833m US dollar) and net revenue from the company’s business in Brazil amounted to 2 641m US dollar (30 June 2019: 3 516m US dollar)
.